SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
Pembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2023	549	15,765
Issued in connection with subscription receipts conversion, net of issue costs	30	1,230
Share-based payment transactions(1)	2	13
Balance at December 31, 2024	581	17,008
Share-based payment transactions(1)	—	8
Balance at December 31, 2025	581	17,016
(1)    Exercised options are settled by issuing the net number of common shares equivalent to the gain upon exercise.
Share Repurchase Program
On May 14, 2025, the Toronto Stock Exchange ("TSX") accepted the renewal of Pembina's normal course issuer bid (the "NCIB") that allows the Company to repurchase, at its discretion, up to five percent of the Company's outstanding common shares (representing approximately 29 million common shares) through the facilities of the TSX, the New York Stock Exchange and/or alternative Canadian trading systems or as otherwise permitted by applicable securities law, subject to certain restrictions on the number of common shares that may be purchased on a single day. The NCIB commenced on May 16, 2025 and will expire on the earlier of May 15, 2026, the date on which Pembina has acquired the maximum number of common shares allowable under the NCIB or the date on which Pembina otherwise decides not to make any further repurchases under the NCIB. No common shares were purchased by Pembina during the years ended December 31, 2025 and 2024.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2023	93	2,199
Class A, Series 22 Preferred shares reclassification	—	(26)
Part VI.1 tax	—	(9)
Balance at December 31, 2024	93	2,164
Class A, Series 9 Preferred Shares redeemed	(9)	(225)
Class A, Series 19 Preferred Shares redeemed	(8)	(200)
Class A, Series 22 Preferred Shares redeemed	(1)	—
Part VI.1 tax	—	(10)
Balance at December 31, 2025	75	1,729
On January 8, 2025, Pembina redeemed all of the approximately one million issued and outstanding Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 22 ("Series 22 Class A Preferred Shares") at a redemption price of $25.50 per Series 22 Class A Preferred Share, plus all accrued and unpaid dividends thereon. Pembina had announced its intention to redeem the Series 22 Class A Preferred Shares during the fourth quarter of 2024 and, as a result, the equity was reclassified as a financial liability of approximately $26 million for the total redemption price in that same quarter.
On June 30, 2025, Pembina redeemed all of the eight million issued and outstanding Series 19 Class A Preferred Shares at a redemption price of $25.00 per Series 19 Class A Preferred Share. The total redemption price for the Series 19 Class A Preferred Shares was $200 million.
On July 28, 2025, in connection with the Note Exchange, Pembina redeemed all of the 600,000 issued and outstanding Series 2021-A Class A Preferred Shares, which were deliverable to holders of the Series 1 Subordinated Notes following the occurrence of certain bankruptcy and related events. The Series 2021-A Class A Preferred Shares were issued by Pembina to Computershare Trust Company of Canada to be held in trust to satisfy its obligations under the indenture governing the Series 1 Subordinated Notes.
On December 1, 2025, in connection with the October 10, 2025 offering of Series 2 Subordinated Notes, Pembina redeemed all of its outstanding Series 9 Class A Preferred Shares at a price equal to $25.00 per Series 9 Class A Preferred Share, for a total redemption price of $225 million.
Dividends
The following dividends were declared and paid by Pembina:

12 Months Ended December 31
($ millions)	2025	2024
Common shares
Common share	1,638	1,569
Class A preferred shares
Series 1 Class A Preferred Share	16	16
Series 3 Class A Preferred Share	9	8
Series 5 Class A Preferred Share	17	14
Series 7 Class A Preferred Share	15	11
Series 9 Class A Preferred Share	10	10
Series 15 Class A Preferred Share	12	12
Series 17 Class A Preferred Share	10	9
Series 19 Class A Preferred Share	5	9
Series 21 Class A Preferred Share	24	24
Series 22 Class A Preferred Share	—	3
Series 25 Class A Preferred Share	16	16
	134	132
On February 26, 2026, Pembina announced that its Board of Directors had declared a common share cash dividend for the first quarter of 2026 of $0.71 per share to be paid on March 31, 2026, to shareholders of record on March 16, 2026.
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 20, 2026 as outlined in the following table:

Series	Record Date	Payable Date	Dividend Amount ($ millions)
Series 1, 3, 5, 7, and 21	February 2, 2026	March 2, 2026	20
Series 15 and 17	March 16, 2026	March 31, 2026	5
Series 25	February 2, 2026	February 17, 2026	4
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